HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	$ (79)
Cash Flow Hedges
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	68	$ (188)	$ (37)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	90	501	572
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(19)	6	(9)
Cash Flow Hedges | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	22	(22)	(126)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(40)	(37)	(17)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(8)	2	(2)
Cash Flow Hedges | Foreign currency contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	3,175	4,068
Cash Flow Hedges | Foreign currency contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	9	(226)	69
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	136	443	567
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1	1	(3)
Cash Flow Hedges | Foreign currency contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	0	0	0
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(9)	(9)	(9)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Cash Flow Hedges | Foreign currency contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	23	92	13
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(5)	107	(3)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(4)	3	(3)
Cash Flow Hedges | Foreign currency contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	15	(26)	8
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	8	(2)	35
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(3)	0	(1)
Cash Flow Hedges | Currency Swap [Member]
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	3,028	1,851
Cash Flow Hedges | Commodity contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	9	35
Cash Flow Hedges | Commodity contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in OCI	(1)	(6)	(1)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	0	(1)	(1)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(5)	0	0
Fair Value Hedges
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(4)	1	14
Fair Value Hedges | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(4)	(6)	18
Fair Value Hedges | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	7	(4)
Fair Value Hedges | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	34	(69)	170
Fair Value Hedges | Foreign currency contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(6)	(37)	69
Fair Value Hedges | Available-for-Sale Securities
Gains and (losses) related to derivative instruments
Derivative, Notional Amount		311
Fair Value Hedges | Available-for-Sale Securities | Other income (loss) - net
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	6	44	(73)
Fair Value Hedges | Fixed Rate Debt | Interest expense
Gains and (losses) related to derivative instruments
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(38)	63	(152)
Net Investment Hedges
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	12,494	13,147
Gain (Loss) Recognized in OCI	639	(1,512)	67
Net Investment Hedges | Foreign currency contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	0	0
Gain (Loss) Recognized in OCI	(14)	(7)	(237)
Net Investment Hedges | Foreign currency denominated debt [Domain]
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	12,494	13,147
Gain (Loss) Recognized in OCI	653	(1,505)	304
CCEAG [Member]
Gains and (losses) related to derivative instruments
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax	77
Derivatives Not Designated as Hedging Instruments
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(299)	121	(156)
Derivatives Not Designated as Hedging Instruments | Interest rate contracts | Interest expense
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(1)	0	(39)
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	10,939	6,827
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	22	(30)	(45)
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Other income (loss) - net
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(264)	73	(168)
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	9	(1)	4
Derivatives Not Designated as Hedging Instruments | Commodity contracts
Gains and (losses) related to derivative instruments
Derivative, Notional Amount	373	357
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Net operating revenues
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	0	16	10
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Cost of goods sold
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(25)	15	75
Derivatives Not Designated as Hedging Instruments | Commodity contracts | Selling, general and administrative expenses
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	0	1	6
Derivatives Not Designated as Hedging Instruments | Other Derivative Instruments | Other income (loss) - net
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	(22)	1	(15)
Derivatives Not Designated as Hedging Instruments | Other Derivative Instruments | Selling, general and administrative expenses
Gains and (losses) related to derivative instruments
Derivative, Gain (Loss) on Derivative, Net	$ (18)	$ 46	$ 16